ING [Logo]
ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                       PROSPECTUS SUPPLEMENT
                      DATED FEBRUARY 18, 2005

            TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

                               FOR

      DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                             ISSUED BY

            ING USA ANNUITY AND LIFE INSURANCE COMPANY

           ("GOLDENSELECT ACCESS", "GOLDENSELECT ES II",
       "GOLDENSELECT GENERATIONS", "GOLDENSELECT OPPORTUNITIES",
       "GOLDENSELECT PREMIUM PLUS", AND "WELLS FARGO ING
                     OPPORTUNITIES" PROSPECTUSES)

         FOR USE ONLY IN THE COMMONWEALTH OF MASSACHUSETTS

              --------------------------------------

The information in this supplement updates and amends certain information contained in the above listed prospectuses. You should read and keep this supplement along with the prospectus.

For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

          1.   The maximum issue age is 84.

          2.   The Fixed Interest Division is not available.

          3.   TSA loans are not available.

          4.   The Nursing Home Surrender Charge Waiver is not available.





ING [Logo]
ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.



GS MA Supplement - 135240                                            02/18/2005